Document and Entity Information	Oct. 12, 2021
Prospectus:
Document Type	497
Document Period End Date	Oct. 12, 2021
Registrant Name	Guardian Variable Products Trust
Entity Central Index Key	0001668512
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 12, 2021
Document Effective Date	Oct. 12, 2021
Prospectus Date	May 01, 2021